Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Feb. 09, 2021	Sep. 30, 2022	Dec. 31, 2021
Loss Contingencies
Granted Term			45 days
Over-allotment option
Loss Contingencies
Underwriter option		45 days
Number of units issued	5,400,000	5,400,000	5,400,000
Underwriting discount		$ 0.20
Aggregate underwriter cash discount		$ 8.3
Underwriting cash discount per unit		$ 0.35
Underwriter cash discount		$ 14.5